CM ADVISERS FAMILY OF FUNDS
                        805 Las Cimas Parkway, Suite 430
                               Austin, Texas 78746

                                  July 3, 2006


VIA EDGAR
=========

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE: CM Advisers Family of Funds (File Nos. 333-101585 and 811-21260) on behalf of the CM Advisers Fund ("Fund"), a series of the Trust
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Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and the statement of additional information for the Fund do not differ from those contained in Post-Effective Amendment No. 6 to the Trust's Registration Statement on Form N-1A, which was filed electronically on June 28, 2006.

If you have any questions or comments, please contact the undersigned at (252) 972-9922, extension 215, or Thomas W. Steed at (252) 972-9922, extension 216. Thank you for your consideration.

Sincerely,
CM Advisers Family of Funds

/s/ Julian G. Winters

Julian G. Winters
Assistant Secretary



cc:   Jeffrey T. Skinner, Esq.
      Kilpatrick Stockton LLP
      3737 Glenwood Avenue
      Suite 400
      Raleigh, NC  27612

      Thomas W. Steed, III
      Executive Vice President and General Counsel
      The Nottingham Company
      Post Office Box 69
      Rocky Mount, NC  27802